Capital Management	12 Months Ended
Dec. 31, 2022
Disclosure Of Classes Of Share Capital [Line Items]
Capital Management
13.
Capital Management
(a)
Share capital and share premium

The rights of the holders of Class A Common Shares and Class B Common Shares are identical, except with respect to voting, conversion and transfer restrictions applicable to the Class B Common Shares. Each Class A Common Share is entitled to one vote while Class B Common Shares are entitled to five votes each. Each Class B Common Share is convertible into one Class A Common Share automatically upon transfer, subject to certain exceptions. Holders of Class A Common Shares and Class B Common Shares vote together as a single class on all matters unless otherwise required by law.

Authorized shares, as well as issued and fully paid-up shares, are presented below:

	2022		2021
	Amount	USD	Amount	USD
Authorized Shares of USD 0.002 USD each
Class A common shares	1,000,000,000	2,000	1,000,000,000	2,000
Class B common shares	250,000,000	500	250,000,000	500
Undesignated shares	250,000,000	500	250,000,000	500
	1,500,000,000	3,000	1,500,000,000	3,000
Issued and Fully Paid Up Shares of USD 0.002 each
Class A Common Shares	161,975,678	324	160,974,249	298
Class B Common Shares	134,054,192	268	134,054,192	292
	296,029,870	592	295,028,441	590
Share Capital evolution
Share Capital as of January 1	295,028,441	590	268,598,000	602
i) Issue of common shares at USD 0.002	1,136,375	2	19,906,000	45
ii) Par value change	—	—	—	(70)
iii) Issue of common shares at the IPO	—	—	4,411,765	9
iv) Warrant exercise	—	—	2,112,676	4
v) Repurchase of shares	(134,946)	—	—	—
Share capital as of December 31	296,029,870	592	295,028,441	590

	2022	2021
Share Premium as of January 1	157,151	—
i) Issue of common shares at USD 0.002	9,177	70,111
ii) Par value change	—	70
iii) Issue of common shares at the IPO	—	86,441
iv) Warrant exercise	—	529
v) Repurchase of shares	(2,021)	—
Share Premium as of December 31	164,307	157,151

i)

For the year-ended December 31, 2022, dLocal issued 1,136,375 new Class A Common Shares receiving total proceeds of USD 3,939, related to the exercise of share-options and restricted stock units. Consequently, the correspondent charge to Capital reserve was recycled into the Share premium line item within equity for a total amount of USD 5,240.

For the year-ended December 31, 2021 and prior to the IPO date (June 3, 2021) dLocal issued 19,906,000 new Class A Common Shares receiving total proceeds of USD 63,177, according to the following details: i) 15,640,000 shares related to the exercise of share-options where dLocal received payments for USD 31,678; ii) 45,000 shares related to the exercise of share-options where dLocal received payments for USD 98; and iii) 4,221,000 shares, issued on March 3rd, 2021, where dLocal received payments for USD 31,401. Consequently, the correspondent charge to Capital reserve was recycled into the Share premium line item within equity for a total amount of USD 6,898.

ii)

On April 14, 2021 existing shareholders of dLocal Group Limited contributed the outstanding shares, with par value of 1.1211 U.S. Dollars, to dLocal, and received the same number of shares with par value of 1 U.S. Dollars.

iii)

On June 3, 2021 the following transactions took place related to the Group’s IPO: i) the Group made a 500-for-1 share split where the shareholders of dLocal exchanged 577,008 shares with par value of 1 U.S. Dollars for 288,504,000 shares of par value 0.002 U.S. Dollars of the same entity; ii) 4,411,765 shares were issued as part of the initial public offering where dLocal received a payment, net of issuance costs, of USD 86,450 based on a market price of 21.0 U.S. Dollars per share.

iv)

On September 2, 2021 a holder of warrants exercised its net issuance right resulting in a net issuance on September 7, 2021 of 2,112,676 shares at a Fair Market Value of U.S. Dollars 65.14 per share, calculated using the average price of 5 business days before the exercise date.

v)	For the year-ended December 31, 2022, dLocal repurchased 134,946 Class A Common Shares paying USD 2,021 in connection with the Share Buyback Program described in note 1.3.e).

(b)
Capital Reserve

The Capital reserve corresponds to reserves related to the share-based plans, as described in Note 2.11: Share-based payments and warrants.

The following table shows a breakdown of the Consolidated Statement of Financial Position line item ‘Capital Reserves’ and the movements in this reserve during the year:

	2022	2021	2020
Balances as of January 1	12,741	12,582	5,287
Share-options exercise (i)	(5,240)	(6,898)	—
Share-based payments charges (ii)	9,580	7,596	7,295
Forfeitures (ii)	(896)	(6)	—
Warrant exercise	—	(533)	—
Balance as of December 31	16,185	12,741	12,582

(i) During the year-ended December 31, 2022 and December 31, 2021 a total of 1,136,375 and 15,685,000, respectively, share-options under the share-based payments plan were exercised. Consequently, the correspondent charge to Capital reserve was recycled into the Share premium line item within equity.

(ii) In the year-ended December 31, 2022, it includes the net expense related to the modification in the agreement of a former officer of the Company.

(c)
Other reserves

The Other Reserves for the Group relate to cumulative translation adjustment representing differences on conversion of assets and liabilities at the reporting date.

The following table shows a breakdown of the Consolidated Statement of Financial Position line item ‘Other Reserves’ and the movements in these reserves during the year:

	2022	2021	2020
	Cumulative Translation Adjustment	Cumulative Translation Adjustment	Cumulative Translation Adjustment
Balances as of January 1	(30)	119	14
Movement of other reserves	(1,418)	(149)	105
Balance as of December 31	(1,448)	(30)	119

(d)
Retained Earnings

Movements in retained earnings were as follows:

Balance as of January 1, 2020	18,460
Comprehensive income for the year	28,126
Transaction between shareholders	163
Distribution of retained earnings	(15,000)
Balance as of December 31, 2020	31,749
Comprehensive income for the year	78,118
Balance as of December 31, 2021	109,867
Comprehensive income for the year	110,126
Balance as of December 31, 2022	219,993

(e)
Earnings per share

dLocal calculates basic and diluted earnings per share as stated in Note 2.13: Equity.

The next table presents the information used as base for such calculation:

	2022	2021	2020
Profit attributable to common shareholders (U.S. Dollars)	108,682,969	77,875,575	28,183,840
Weighted average number of common shares	295,623,702	287,121,304	268,598,000
Adjustments for calculation of diluted earnings per share(1)	17,514,944	21,809,000	16,242,000
Weighted average number of common shares for calculating diluted earnings per share	313,138,646	308,930,304	284,840,000
Basic earnings per share	0.37	0.27	0.10
Diluted earnings per share	0.35	0.25	0.10

(1)
As of December 31, 2022, corresponds to the dilutive effect of i) 14,865,332 average shares related to share-based payment warrants (16,353,000 and 8,491,539, respectively for the years ended December 31, 2021 and December 31, 2020); and ii) 2,649,612 average shares related to share-based payment plans with employees (5,456,000 and 567,993, respectively for the years ended December 31, 2021 and December 31, 2020). As of December 31, 2022, excludes 439,987 potential ordinary shares that are anti-dilutive related to granted stock options for which the exercise price is higher than the market price.